Organization, Consolidation and Presentation of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Assets, Liabilities and Results of Operations of VIEs and Their Subsidiaries Included in Company's Consolidated Balance Sheets and Statements of Comprehensive Income

The following tables set forth the assets, liabilities and results of operations of the VIEs and their subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive income:

	As of December 31,
	2011	2012
	RMB	RMB	US$
	(In thousands)
Total assets	1,808,784	2,785,190	447,054
current	1,008,640	1,269,283	203,734
non-current	800,144	1,515,907	243,320
Total liabilities	1,456,328	2,172,850	348,766
current	1,342,268	1,914,531	307,303
non-current	114,060	258,319	41,463

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
	(In thousands)
Total revenues	1,832,629	4,205,327	6,429,099	1,031,942
Net income	46,234	119,294	143,626	23,054